Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions
Related party transaction commission expenses	$ 1,400	$ 2,800	$ 2,800	$ 6,300
Amount of forgiveness					$ 6,600
Total captive policy expenses	0	540	0	1,090
Claims receivables			0	900
Sales to a related party company	1,600	2,600	2,300	4,800		$ 7,100	$ 4,800	$ 2,500
Costs incurred with related party company	$ 3,500	$ 6,700	$ 5,400	$ 7,800		$ 13,000	$ 7,800